UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2014

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments:

Putnam Short-Term Municipal Income Fund

The fund's portfolio
8/31/14 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
Radian Insd. — Radian Group Insured
MUNICIPAL BONDS AND NOTES (90.3%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (3.4%)

AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds
Ser. B, 4s, 1/1/16	Aa1	$25,000	$26,236
Ser. A, 3s, 1/1/16	Aa1	35,000	36,268

AZ Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.)
Ser. A, 5s, 1/1/17	AA-	50,000	54,986
Ser. D, 5s, 1/1/15	AA-	25,000	25,382

AZ School Fac. Board COP, Ser. A-2, 4s, 9/1/15	A1	100,000	103,681

AZ State U. Rev. Bonds, Ser. 08-C, 5 1/2s, 7/1/15	AA	50,000	52,196

Northern AZ U. Rev. Bonds, NATL, FGIC, 5 1/4s, 6/1/15	AA-	45,000	46,663

U. Med. Ctr. Corp. Rev. Bonds, 5s, 7/1/17	BBB+	75,000	81,818

			427,230
Arkansas (0.6%)

Rogers, Rev. Bonds (Sales and Use Tax), 3s, 11/1/14	AA	70,000	70,329

			70,329
California (12.7%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (O'Connor Woods), 3s, 1/1/16	A	70,000	72,063

Bay Area Toll Auth. of CA Rev. Bonds (San Francisco Bay Area), Ser. F, 5s, 4/1/15	AA	30,000	30,836

CA Edl. Fac. Auth. Rev. Bonds (U. of the Pacific), 5s, 11/1/14	A2	40,000	40,306

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Cedars-Sinai Med. Ctr.), 5s, 11/15/15	A1	50,000	52,806
(Northern CA Retirement Officers), 4s, 1/1/16	A	50,000	52,376

CA State G.O. Bonds, 5s, 9/1/15	Aa3	25,000	26,209

CA State Mandatory Put Bonds (12/1/16), 4s, 12/1/26	Aa3	150,000	159,219

CA State Pub. Wks. Board Rev. Bonds (Dept. of Forestry & Fire), Ser. E, 5s, 11/1/15	A1	100,000	105,575

CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (4/2/18) (Southern CA Edison Co.), 1 3/8s, 4/1/28	Aa3	75,000	75,959

CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/16 (Escrowed to maturity)	A	45,000	49,342

Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5s, 9/1/16	BBB+	75,000	79,796

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4s, 9/1/17	BBB+	25,000	27,028

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5s, 6/1/17	A1	50,000	56,061

Imperial Irrigation Elec. Dist. Rev. Bonds, 5s, 11/1/14	AA-	50,000	50,387

Irvine, Special Tax Bonds (Cmnty. Facs. Dist. No. 2005), Ser. 2, 4s, 9/1/18	BBB	75,000	79,865

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds (Dist. No. 1), 4s, 9/2/16	BBB-	50,000	52,822

Los Angeles, G.O. Bonds, Ser. A
NATL, FGIC, 5 1/4s, 9/1/15	Aa2	35,000	36,768
AGM, 4s, 9/1/14	Aa2	50,000	50,000

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. A, 5 1/4s, 5/15/24	AA	20,000	22,649

Modesto, Irrigation Dist. Elec. Rev. Bonds, Ser. A, 5s, 7/1/19	A+	30,000	35,452

North Natomas, Cmnty. Fac. Special Tax Bonds, Ser. E, 5s, 9/1/16	BBB+	75,000	80,917

Northern CA Pwr. Agcy. Rev. Bonds
(Geothermal No. 3), Ser. A, 5 1/4s, 7/1/20	A1	40,000	46,874
(Hydroelec. Project No. 1-C), AGM, 5s, 7/1/16	AA	40,000	43,312

Roseville, Elec. Syst. Fin. Auth. Rev. Bonds, 3s, 2/1/15	A+	50,000	50,598

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds, Ser. 34C, AGO, 4 1/4s, 5/1/15	AA	100,000	102,663

South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4s, 8/15/17	BBB+	50,000	54,437

Southern CA Pub. Pwr. Auth. Rev. Bonds (San Pwr. Systs.), Ser. A, AGM, 5s, 1/1/15	AA	75,000	76,202

			1,610,522
Colorado (1.0%)

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5s, 11/15/16	A2	75,000	82,296
4s, 11/15/17	A1	20,000	22,043

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A1, NATL, 5 1/4s, 9/1/18	AA-	20,000	22,679

			127,018
Connecticut (1.1%)

CT State G.O. Bonds
Ser. B, 5s, 12/1/14	AA	35,000	35,416
Ser. D, AGM, 5s, 11/15/14	AA	20,000	20,199

CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (7/21/16) (Yale U.), Ser. A, 1.35s, 7/1/42	Aaa	75,000	76,475

			132,090
District of Colombia (0.6%)

DC G.O. Bonds, Ser. C, AGM, 5s, 6/1/16	Aa2	75,000	81,050

			81,050
Florida (3.3%)

Citizens Property Insurance Corp. Rev. Bonds, Ser. A-1, 5 3/8s, 6/1/16	A+	15,000	16,233

Escambia Cnty., Hlth. Facs. Auth. Rev. Bonds
(Baptist Hlth. Care Corp. Oblig. Grp.), Ser. A, 5 1/8s, 8/15/20	A3	30,000	34,416
(Baptist Hosp., Inc.), 5s, 8/15/18	A3	60,000	67,016

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr.), Ser. A, 4s, 10/1/16	A2	50,000	53,630

Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds (Adventist Hlth. Syst.), Ser. A, 5s, 11/15/14	Aa2	30,000	30,295

Kissimmee, Util. Auth. Rev. Bonds, AMBAC, 5s, 10/1/16	A1	50,000	52,106

Miami-Dade Cnty., Wtr. & Swr. Rev. Bonds, Ser. B, AGM, 5s, 10/1/15	AA	50,000	52,582

South Broward, Hosp. Dist. Rev. Bonds (South Broward Hosp. Dist.), 4s, 5/1/16	Aa3	100,000	106,013

			412,291
Georgia (1.0%)

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds, Ser. B, 5s, 1/1/16	A1	25,000	26,535

Bartow Cnty., Dev. Auth. Mandatory Put Bonds (8/10/17) (GA Power Co. - Plant Bowen), 2 3/8s, 9/1/29	A	100,000	103,376

			129,911
Illinois (5.6%)

Chicago, G.O. Bonds, Ser. A, 5s, 1/1/21	A+	50,000	54,844

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5s, 1/1/17	A2	100,000	109,679
Ser. D, AGM, 4s, 1/1/18	AA	75,000	81,901

Chicago, Waste Wtr. Transmission Rev. Bonds
NATL, 5 1/2s, 1/1/17	AA-	50,000	54,927
Ser. A, 5s, 1/1/15	Aa1	50,000	50,789

Chicago, Wtr. Reclamation Dist. G.O. Bonds, Ser. C, 5s, 12/1/15	AAA	105,000	111,084

Cicero, G.O. Bonds, Ser. A, 2s, 1/1/15	A+	100,000	100,486

Cook Cnty., G.O. Bonds (Arlington Heights Twp. Dist. No. 21), NATL, 4s, 12/1/15	Aa1	25,000	26,139

IL State G.O. Bonds, 5s, 7/1/17	A3	50,000	54,822

IL State Rev. Bonds
NATL, FGIC, 5 1/2s, 6/15/16	AAA	40,000	43,570
Ser. B, 5s, 6/15/15	AAA	25,000	25,917

			714,158
Kentucky (1.4%)

KY State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (12/1/14) (Republic Svcs., Inc.), Ser. B, 0.3s, 4/1/31	BBB+	100,000	100,000

KY State Property & Bldgs. Comm. Rev. Bonds (No. 101), 5s, 10/1/14	Aa3	75,000	75,290

			175,290
Louisiana (1.3%)

LA State Hwy. Impt. Rev. Bonds, Ser. A, 5s, 6/15/16	Aa3	100,000	108,283

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5s, 5/15/16	A	50,000	53,762

			162,045
Maryland (1.3%)

MD State G.O. Bonds
5 1/2s, 3/1/15	Aaa	25,000	25,665
Ser. A, 5 1/4s, 3/1/16	Aaa	30,000	32,241

MD State Trans. Auth. Rev. Bonds, 4s, 9/1/14	AAA	50,000	50,000

Montgomery Cnty., COP (Public Trans. Equip.), 4s, 5/1/15	Aa1	50,000	51,280

			159,186
Massachusetts (4.0%)

MA State G.O. Bonds
Ser. C, AGM, 4s, 8/1/16	Aa1	25,000	26,754
Ser. D, 4s, 8/1/16	Aa1	30,000	32,105

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.), 4s, 7/1/17	A1	50,000	54,460

MA State Dev. Fin. Agcy. Rev. Bonds (Loomis Cmntys.), Ser. A, 3s, 1/1/17	BBB-	75,000	75,840

MA State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (4/1/16) (U. of MA), Ser. A, 0.7s, 11/1/30	Aa2	50,000	50,071

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Winchester Hosp.), 5s, 7/1/16	A-	25,000	26,644
(Northeastern U.), Ser. R, 4 1/2s, 10/1/15	A2	25,000	26,115

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. SF-169, 4s, 12/1/44	Aa2	200,000	217,182

			509,171
Michigan (3.7%)

MI Pub. Pwr. Agcy. Rev. Bonds (Belle River), Ser. A, NATL, 5 1/4s, 1/1/15	AA	25,000	25,408

MI State Rev. Bonds, AGM, 4 1/2s, 9/15/15	AA	100,000	104,286

MI State Bldg. Auth. Rev. Bonds (Fac. Program), Ser. II-A, 3s, 10/15/14	Aa3	25,000	25,085

MI State Fin. Auth. Rev. Bonds (Detroit Wtr. & Swr.), Ser. C-8, 5s, 7/1/16	BBB+	50,000	53,138

MI State Hosp. Fin. Auth. Rev. Bonds
(Henry Ford Hlth. Syst.), Ser. A, 5s, 11/15/16	A3	20,000	21,771
(Sparrow Hosp.), 5s, 11/15/16	A1	25,000	27,071

MI State Strategic Fund Ltd. Rev. Bonds (United Methodist Retirement Cmntys., Inc.), 2 3/4s, 11/15/17	BBB+/F	75,000	75,733

MI State Trunk Line Fund Rev. Bonds, Ser. A, NATL, 5 1/4s, 11/1/15	AA+	25,000	26,469

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 1/2s, 6/1/15	Baa2	30,000	30,890

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.), 5s, 12/1/15	AA	25,000	26,317

Zeeland, Pub. Schools G.O. Bonds, AGM, Q-SBLF, 5s, 5/1/15	AA	50,000	51,578

			467,746
Minnesota (5.0%)

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds, Ser. A, AMBAC, 5s, 1/1/15	A	80,000	81,238

Minneapolis, G.O. Bonds, Ser. A, zero %, 12/1/15	AAA	10,000	9,963

MN State G.O. Bonds (Hwy. & Var. Purpose), 5s, 8/1/16	Aa1	25,000	27,229

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5s, 10/1/16	A2	100,000	109,059
5s, 10/1/15	A2	55,000	57,748

MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4s, 7/1/38	Aa1	100,000	108,626

Olmsted Cnty., G.O. Bonds (Resource Recvy.), Ser. A, 4s, 2/1/15	Aaa	25,000	25,394

Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A, AMBAC, 5 1/4s, 1/1/17	A1	35,000	38,812

St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds (Allina Hlth. Syst.), 5s, 11/15/14	Aa3	75,000	75,733

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (Regions Hosp.), 5 1/4s, 5/15/17	A2	25,000	27,143

U. of MN Rev. Bonds (State Supported Stadium Debt), 5s, 8/1/15	Aa1	50,000	52,210

Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A, AGM, 5s, 1/1/16	Aa3	25,000	26,570

			639,725
Mississippi (1.2%)

MS State Bus. Fin. Corp. Solid Waste Disp. Mandatory Put Bonds (3/1/17) (Waste Mgt., Inc.), 1 3/8s, 3/1/27	A-	150,000	151,085

			151,085
Montana (0.8%)

MT State Board of Hsg. Rev. Bonds, Ser. A-2, FHA Insd., 3s, 12/1/43	Aa1	100,000	103,949

			103,949
Nevada (1.1%)

Henderson, G.O. Bonds (Wtr. & Swr.), NATL, 5s, 9/1/14	Aa2	30,000	30,000

Las Vegas, Special Assmt. Bonds (Dist. No. 607 Local Impt.), 3s, 6/1/16	BB/P	25,000	25,417

NV State Hwy. Rev. Bonds (Motor Vehicle Fuel Tax), 5s, 12/1/15	AAA	85,000	90,079

			145,496
New Hampshire (0.7%)

NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Concord Hosp. Oblig. Group), Ser. A, 3s, 10/1/15	A2	85,000	86,998

			86,998
New Jersey (4.8%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds, 3s, 10/1/15	Aa2	100,000	102,961

NJ State G.O. Bonds, 5s, 6/1/15	A1	25,000	25,883

NJ State Econ. Dev. Auth. Rev. Bonds (School Fac. Construction)
Ser. KK, 5s, 3/1/16	A2	20,000	21,323
Ser. W, 5s, 3/1/16 (Escrowed to maturity)	AA+	25,000	26,771

NJ State Edl. Fac. Auth. Rev. Bonds
(Ramapo College of NJ), Ser. I, AMBAC, 5s, 7/1/16	A2	50,000	54,044
(The College of NJ), Ser. A, 5s, 7/1/16	A2	50,000	54,044

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 5 3/4s, 7/1/15	BBB-	10,000	10,255
(South Jersey Hosp., Inc.), 5s, 7/1/16	A2	20,000	21,203
(St. Barnabas Hlth.), Ser. A, 3 1/4s, 7/1/16	Baa1	25,000	25,987

NJ State Tpk. Auth. Rev. Bonds, NATL, 6 1/2s, 1/1/16	AA-	90,000	97,247

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. B, NATL, 5 1/4s, 12/15/14	AA-	90,000	91,253

Ocean Cnty., G.O. Bonds, 4s, 8/1/16	Aaa	75,000	80,202

			611,173
New Mexico (0.6%)

NM State U. Rev. Bonds, Ser. A, 4s, 4/1/15	AA	25,000	25,553

Santa Fe, Waste Wtr. Syst. Rev. Bonds, Ser. B, 2s, 6/1/15	AA	50,000	50,689

			76,242
New York (9.2%)

Metro. Trans. Auth. Rev. Bonds, Ser. F, 5s, 11/15/15	AA-	75,000	79,303

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds (South Nassau Cmntys. Hosp.), 4s, 7/1/16	A3	25,000	26,278

NY City, G.O. Bonds, Ser. E-1, AMBAC, 4s, 8/1/15 (Prerefunded 9/4/14)	Aa2	25,000	25,883

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds (Fiscal 2009), Ser. S-2, 5s, 7/15/15	Aa2	75,000	78,146

NY State Dorm. Auth. Rev. Bonds
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/17	A3	85,000	94,094
(Trustees of Columbia U.), Ser. AA, 5s, 7/1/15	Aaa	100,000	104,031

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (The New School), 4s, 7/1/16	A3	50,000	53,137

NY State Dorm. Auth. Supported Debt Rev. Bonds (Mental Hlth. Svcs. Facs. Impt.), Ser. B, AMBAC
5s, 2/15/16	AA	85,000	86,795
5s, 2/15/16 (Prerefunded 2/15/15)	AAA/P	15,000	15,323

NY State Thruway Auth. Rev. Bonds
Ser. A-1, 4 1/2s, 4/1/15	AA	15,000	15,379
Ser. A-2, 4s, 4/1/16	AA	50,000	52,946

NY State Thruway Auth. Local Hwy. & Bridge Rev. Bonds
5s, 4/1/16	AA	50,000	53,731
Ser. A, 5s, 4/1/16	AA	100,000	107,462

NY State Urban Dev. Corp. Rev. Bonds (State Personal Income Tax), Ser. A, 5s, 3/15/16	AAA	100,000	107,172

Port Auth. of NY & NJ Rev. Bonds, Ser. 178, 5s, 12/1/16	Aa3	100,000	110,136

Rockland Cnty., G.O. Bonds, Ser. A, AGM, 5s, 3/1/17	AA	100,000	109,352

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Kendal on Hudson), 3s, 1/1/17	BBB/F	50,000	50,958

			1,170,126
North Carolina (0.4%)

NC Med. Care Comm. Retirement Fac. Rev. Bonds (The Forest at Duke, Inc.), 4.6s, 9/1/16	BBB+/F	20,000	20,653

NC State Muni. Pwr. Agcy. No. 1 Catawba Elec. Rev. Bonds, Ser. A, 5 1/4s, 1/1/17	A2	25,000	27,686

			48,339
Ohio (3.9%)

Akron, Bath & Copley Joint Twp. Hosp. Fac. Rev. Bonds (Summa Hlth. Syst.), Ser. A, Radian Insd., 5 1/4s, 11/15/14	Baa1	10,000	10,088

Cleveland, Wtr. Rev. Bonds, Ser. O, NATL, 5s, 1/1/15	Aa1	35,000	35,558

Cuyahoga Cnty., G.O. Bonds, 5s, 12/1/15	Aa1	50,000	52,994

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 3s, 11/15/16	A-	50,000	51,026

OH State G.O. Bonds
(Higher Ed.), Ser. C, 5s, 8/1/16	Aa1	25,000	27,229
(Buckeye Savers), Ser. K, 5s, 5/1/15	AAA	100,000	103,197
(Common Schools), Ser. A, 4 1/2s, 9/15/24 (Prerefunded 3/15/15)	Aa1	100,000	102,301

OH State Bldg. Auth. Rev. Bonds, Ser. A, AGM, 5s, 4/1/16	Aa2	20,000	21,486

OH State Higher Edl. Fac. Comm. Rev. Bonds (U. of Dayton), FGIC, 4 1/4s, 12/1/14	A2	50,000	50,479

OH State Hosp. Fac. Rev. Bonds (Cleveland Clinic Hlth.), Ser. B, 5s, 1/1/15	Aa2	35,000	35,554

			489,912
Oklahoma (0.7%)

Tulsa, Arpts. Impt. Trust Rev. Bonds, Ser. A, 5s, 6/1/17	AA	75,000	83,093

			83,093
Oregon (1.6%)

OR State G.O. Bonds
Ser. N, 4s, 12/1/16	Aa1	45,000	48,675
(Higher Ed.), Ser. B, 3 1/2s, 8/1/15	Aa1	25,000	25,765

OR State Rev. Bonds, Ser. A, 4s, 4/1/15	AAA	100,000	102,229

Portland, Swr. Syst. Rev. Bonds, Ser. A, NATL
5s, 6/15/16	Aa2	15,000	16,251
5s, 6/15/15	Aa2	15,000	15,570

			208,490
Pennsylvania (6.8%)

Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. Oblig. Group), Ser. A-3, 5s, 11/1/14	Aa3	35,000	35,279

Bethlehem, PA School Dist. G.O. Bonds, Ser. A, NATL, 5s, 9/1/14		100,000	100,000

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Student Svcs., Inc.-Millersville U.), 2 1/4s, 7/1/17	Baa3	40,000	39,696

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Gannon U.), 3s, 5/1/17	Baa2	35,000	36,048

Lancaster Cnty., Hosp. Auth. Hlth. Facs. Rev. Bonds (Lancaster Gen. Hosp.), 3s, 7/1/16	Aa3	35,000	36,121

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/15	AA-	25,000	25,730

Lancaster, Indl. Dev. Auth. Rev. Bonds (Garden Spot Village Obligated Group), 5s, 5/1/16	BBB	75,000	78,701

PA G.O. Bonds, 5s, 3/1/16	AA	25,000	26,755

PA Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (10/1/14) (Republic Services, Inc.), Ser. A, 0.4s, 4/1/19	BBB+	100,000	100,000

PA Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 1.6s, 10/1/17	AA+	100,000	100,479

PA State G.O. Bonds
Ser. 2, 5s, 4/15/15	AA	15,000	15,447
Ser. 1, 5s, 3/15/15	AA	45,000	46,162

PA State Higher Edl. Fac. Auth. Rev. Bonds (Temple U.), NATL, 5s, 4/1/16	Aa3	50,000	53,690

PA State Tpk. Comm. Rev. Bonds, Ser. B, 5s, 12/1/14	A1	20,000	20,235

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. A, AMBAC
5s, 12/1/16	AA	25,000	27,546
5s, 12/1/15	AA	40,000	42,374

Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, AGM, 5s, 6/15/16	AA	20,000	21,619

Pittsburgh, G.O. Bonds, Ser. B, AGM, 5 1/4s, 9/1/16	AA	50,000	54,523

			860,405
Tennessee (0.8%)

Franklin Cnty., Hlth. & Edl. Fac. Board Rev. Bonds (U. of the South), AMBAC, 4 1/2s, 9/1/30 (Prerefunded 9/1/15)	A+	50,000	52,144

Kingsport, G.O. Bonds, Ser. C, AGO, 3s, 3/1/16	Aa2	50,000	51,840

			103,984
Texas (6.1%)

Austin, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 4s, 11/15/16	Aa2	100,000	107,821

Central TX Regl. Mobility Auth. Rev. Bonds, 5 3/4s, 1/1/17	Baa2	75,000	82,146

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools), 5s, 8/15/15	BBB	75,000	77,488

Dallas, Area Rapid Transit Rev. Bonds, 5s, 12/1/14 (Escrowed to maturity)	AA+	100,000	101,171

Fort Worth G.O. Bonds, 4s, 3/1/15	Aa1	50,000	50,959

Galena Park, G.O. Bonds (School Bldg.), PSFG, 5 1/2s, 8/15/16	Aaa	25,000	27,502

Hidalgo Cnty., G.O. Bonds, Ser. A, AGO, 3s, 8/15/15	Aa2	50,000	51,353

Houston, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 7/1/15	A	30,000	31,161

San Antonio, G.O. Bonds, 4s, 2/1/16	Aaa	100,000	105,312

San Antonio, Rev. Bonds, NATL, FGIC, 5 1/2s, 5/15/15	Aa1	25,000	25,939

TX State Rev. Bonds (A&M U.), Ser. B, 5s, 5/15/15	Aaa	25,000	25,854

Waco, Hlth. Facs. Dev. Corp. Rev. Bonds (Hillcrest Health Syst., Inc.), Ser. A, NATL, FHA Insd., 4 1/2s, 8/1/35 (Prerefunded 8/1/16)	AA-	85,000	91,737

			778,443
Utah (0.1%)

UT State G.O. Bonds, Ser. B, 4s, 7/1/15	Aaa	15,000	15,480

			15,480
Washington (3.3%)

King Cnty., G.O. Bonds, Ser. D, 5s, 1/1/16	AAA	50,000	53,167

King Cnty., Wtr & Swr. Rev. Bonds, 5s, 1/1/17	AA+	35,000	38,627

Seattle, Wtr. Syst. Rev. Bonds, 5s, 2/1/15	Aa1	55,000	56,100

Tobacco Settlement Auth. of WA Rev. Bonds, 5s, 6/1/15	A	100,000	103,471

Vancouver, Downtown. Redev. Auth. Rev. Bonds (Conference Ctr.), Ser. A, 3s, 1/1/16	AA	90,000	92,701

WA State G.O. Bonds
Ser. C, 5s, 2/1/15	Aa1	25,000	25,500
Ser. R-2010A, 5s, 1/1/15	Aa1	35,000	35,558
(Motor Vehicle Fuel Tax), Ser. C, 4s, 6/1/15	Aa1	15,000	15,431

			420,555
West Virginia (0.4%)

WV State Econ. Dev. Auth. Poll Control Rev. Bonds (Appalachian Pwr. Co. - Amos), Ser. C, 3 1/4s, 5/1/19	Baa1	50,000	52,118

			52,118
Wisconsin (1.8%)

Madison Cnty., G.O. Bonds (Madison Area Tech. College), Ser. B, 2s, 3/1/16	Aaa	45,000	46,158

Nekoosa, Poll. Control Rev. Bonds (Nekoosa Papers, Inc.), Ser. A, 5.35s, 7/1/15	Baa1	30,000	30,810

WI State G.O. Bonds, Ser. 1, AMBAC, 5s, 5/1/16	Aa2	50,000	53,867

WI State Hlth. & Edl. Facs. Auth. Rev. Bonds (Three Pillars Sr. Living), 3s, 8/15/16	A-/F	75,000	77,180

WI State, Clean Wtr. Rev. Bonds, Ser. 1, 3s, 6/1/15	Aa1	25,000	25,519

			233,534
TOTAL INVESTMENTS

Total investments (cost $11,373,107)(b)			$11,457,184

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2013 through August 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $12,693,252.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $11,373,107, resulting in gross unrealized appreciation and depreciation of $87,263 and $3,186, respectively, or net unrealized appreciation of $84,077.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	State debt	15.4%
	Utilities	13.0
	Health care	11.6
	Local debt	10.5

	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$11,457,184	$—

Totals by level	$—	$11,457,184	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2014